Liability under insurance contracts and reinsurance contracts - Summary of insurance contract liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets	₩ (760)	₩ (5,639)
Insurance contract liabilities	50,471,303	51,124,991
Net insurance contract liabilities (assets)	50,470,543	51,119,352
Reinsurance contract assets	603,442	184,754
Reinsurance contract liabilities	(56,378)	(98,063)
Total net reinsurance contract assets (liabilities)	547,064	86,691
Death [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	20,174,773	20,021,186
Net insurance contract liabilities (assets)	20,174,773	20,021,186
Reinsurance contract assets	0	0
Reinsurance contract liabilities	(24,641)	(26,214)
Total net reinsurance contract assets (liabilities)	(24,641)	(26,214)
Health [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	5,081,797	5,556,614
Net insurance contract liabilities (assets)	5,081,797	5,556,614
Reinsurance contract assets	0	0
Reinsurance contract liabilities	(31,737)	(71,844)
Total net reinsurance contract assets (liabilities)	(31,737)	(71,844)
Pension Savings [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	19,060,216	20,227,829
Net insurance contract liabilities (assets)	19,060,216	20,227,829
Reinsurance contract assets	0	0
Reinsurance contract liabilities	0	0
Total net reinsurance contract assets (liabilities)	0	0
Variable [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	5,984,497	5,157,827
Net insurance contract liabilities (assets)	5,984,497	5,157,827
Reinsurance contract assets	0	0
Reinsurance contract liabilities	0	0
Total net reinsurance contract assets (liabilities)	0	0
Complex [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	0	0
Net insurance contract liabilities (assets)	0	0
Reinsurance contract assets	494,226	107,668
Reinsurance contract liabilities	0	0
Total net reinsurance contract assets (liabilities)	494,226	107,668
Long-term [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets	(760)	(1,051)
Insurance contract liabilities	433	0
Net insurance contract liabilities (assets)	(327)	(1,051)
Reinsurance contract assets	241	21
Reinsurance contract liabilities	0	0
Total net reinsurance contract assets (liabilities)	241	21
General [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets	0	(4,588)
Insurance contract liabilities	168,767	160,346
Net insurance contract liabilities (assets)	168,767	155,758
Reinsurance contract assets	108,975	77,065
Reinsurance contract liabilities	0	(5)
Total net reinsurance contract assets (liabilities)	108,975	77,060
Automobile [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	820	1,189
Net insurance contract liabilities (assets)	820	1,189
Reinsurance contract assets	0	0
Reinsurance contract liabilities	0	0
Total net reinsurance contract assets (liabilities)	₩ 0	₩ 0